Shareholders' Equity (Summary Of Share Option Activity Under The Stock Option Plan) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding-beginning of the year, Number of options (in shares)	905,000	905,000
Granted, number of options (in shares)	525,000	0
Exercise of options (in shares)	(299,250)	0
Forfeited, number of options (in shares)	(54,000)	0
Outstanding-end of the year, Number of options (in shares)	1,076,750	905,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding-beginning of the year, Weighted average exercise price	$ 128.45
Granted, weighted average exercise price	134.34	$ 0
Exercises, weighted average exercise price	128.21	0
Forfeited, weighted average exercise price	128.91
Outstanding-end of the year, Weighted average exercise price	$ 131.37	$ 128.45